Leases - Schedule of Lease Balances (Detail) - USD ($) $ in Thousands	Jul. 31, 2021	Jan. 31, 2021	Jan. 31, 2020	Feb. 01, 2019
Operating leases
Operating lease right-of-use assets	$ 20,834	$ 21,817	$ 10,269	$ 11,300
Operating lease liabilities, current	3,130	2,393	3,979
Operating lease liabilities, noncurrent	21,582	22,459	8,230
Total operating lease liabilities	$ 24,712		12,209	$ 12,500
Previously Reported [Member]
Operating leases
Operating lease liabilities, current		2,286	3,979
Total operating lease liabilities		$ 24,745	$ 12,209